Schedule of Investments (unaudited)	iShares® Morningstar Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Axon Enterprise Inc.(a)	6,762	$745,105
HEICO Corp.	3,986	628,632
HEICO Corp., Class A	7,026	897,080
Howmet Aerospace Inc.	35,297	1,310,577
Huntington Ingalls Industries Inc.	1,723	373,615
Textron Inc.	9,558	627,387
TransDigm Group Inc.(a)	4,896	3,046,977
		7,629,373
Air Freight & Logistics — 0.1%
CH Robinson Worldwide Inc.	4,011	444,017
Expeditors International of Washington Inc.	8,739	928,519
GXO Logistics Inc.(a)	5,792	278,016
		1,650,552
Airlines — 0.1%
Delta Air Lines Inc.(a)	36,753	1,168,745

Auto Components — 0.1%
Aptiv PLC(a)	14,903	1,563,176
Gentex Corp.	11,542	325,715
		1,888,891
Automobiles — 4.2%
Lucid Group Inc.(a)(b)	53,220	971,265
Rivian Automotive Inc., Class A(a)	15,083	517,347
Tesla Inc.(a)	79,038	70,458,425
		71,947,037
Banks — 0.2%
First Republic Bank/CA	10,991	1,788,346
Signature Bank/New York NY	3,302	612,752
SVB Financial Group(a)	1,846	744,953
Western Alliance Bancorp.	4,141	316,290
		3,462,341
Beverages — 1.4%
Brown-Forman Corp., Class A, NVS	5,238	379,231
Brown-Forman Corp., Class B	17,156	1,273,318
Coca-Cola Co. (The)	151,308	9,709,435
Monster Beverage Corp.(a)	23,545	2,345,553
PepsiCo Inc.	54,872	9,600,405
		23,307,942
Biotechnology — 0.8%
Alnylam Pharmaceuticals Inc.(a)	11,445	1,625,648
BioMarin Pharmaceutical Inc.(a)	17,361	1,493,914
Exact Sciences Corp.(a)	16,514	744,782
Horizon Therapeutics PLC(a)	21,754	1,804,929
Incyte Corp.(a)	17,672	1,372,761
Neurocrine Biosciences Inc.(a)	8,969	844,252
Seagen Inc.(a)	12,611	2,269,728
Vertex Pharmaceuticals Inc.(a)	9,630	2,700,348
		12,856,362
Building Products — 0.4%
A O Smith Corp.	4,921	311,352
Advanced Drainage Systems Inc.	5,331	632,256
Allegion PLC	4,158	439,501
Builders FirstSource Inc.(a)	6,950	472,600
Carlisle Companies Inc.	4,852	1,436,677
Carrier Global Corp.	28,312	1,147,485
Lennox International Inc.	1,183	283,364
Owens Corning	3,139	291,111
Security	Shares	Value

Building Products (continued)
Trane Technologies PLC	12,021	$1,766,967
Trex Co. Inc.(a)	10,622	685,331
		7,466,644
Capital Markets — 2.3%
Ares Management Corp., Class A	16,190	1,160,014
Blackstone Inc., NVS	44,516	4,543,748
Charles Schwab Corp. (The)	76,291	5,267,894
FactSet Research Systems Inc.	3,584	1,539,973
Intercontinental Exchange Inc.	25,878	2,639,297
KKR & Co. Inc.	33,048	1,832,842
LPL Financial Holdings Inc.	7,534	1,581,537
MarketAxess Holdings Inc.	3,577	968,580
Moody’s Corp.	9,570	2,969,093
Morningstar Inc.	2,226	568,409
MSCI Inc.	7,651	3,682,732
Nasdaq Inc.	5,499	994,769
Raymond James Financial Inc.	10,947	1,077,951
S&P Global Inc.	24,410	9,200,861
SEI Investments Co.	5,555	307,525
Tradeweb Markets Inc., Class A	10,094	711,829
		39,047,054
Chemicals — 1.3%
Air Products and Chemicals Inc.	9,302	2,309,036
Albemarle Corp.	11,062	2,702,557
Corteva Inc.	34,697	1,996,812
DuPont de Nemours Inc.	19,457	1,191,352
Ecolab Inc.	12,643	2,088,244
FMC Corp.	5,016	557,278
Linde PLC(b)	23,702	7,158,004
Olin Corp.	7,846	410,110
PPG Industries Inc.	10,036	1,297,554
RPM International Inc.	6,067	548,457
Sherwin-Williams Co. (The)	10,425	2,522,225
Westlake Corp.	1,985	193,220
		22,974,849
Commercial Services & Supplies — 0.6%
Cintas Corp.	5,243	2,230,844
Copart Inc.(a)	20,062	2,569,942
Republic Services Inc.	8,240	1,142,558
Rollins Inc.	21,261	820,037
Tetra Tech Inc.	5,040	772,481
Waste Management Inc.	16,807	2,765,760
		10,301,622
Communications Equipment — 0.3%
Arista Networks Inc.(a)	21,282	2,482,120
Ciena Corp.(a)	8,287	427,609
F5 Inc.(a)(b)	3,312	554,296
Motorola Solutions Inc.	8,141	1,942,361
		5,406,386
Construction & Engineering — 0.1%
AECOM	7,457	536,904
Quanta Services Inc.	6,031	836,681
WillScot Mobile Mini Holdings Corp.(a)	20,882	806,254
		2,179,839
Construction Materials — 0.2%
Martin Marietta Materials Inc.	5,900	2,077,272
Vulcan Materials Co.	12,574	2,078,859
		4,156,131

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance — 0.4%
American Express Co.	36,183	$5,572,906
Credit Acceptance Corp.(a)	482	277,588
Discover Financial Services	16,746	1,691,346
		7,541,840
Containers & Packaging — 0.2%
AptarGroup Inc.	2,796	301,297
Avery Dennison Corp.	5,006	953,443
Ball Corp.	18,395	1,350,561
Crown Holdings Inc.	6,395	650,243
Sealed Air Corp.	8,698	531,622
		3,787,166
Distributors — 0.1%
LKQ Corp.	12,404	680,235
Pool Corp.	3,762	1,345,668
		2,025,903
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)	5,576	522,304
Service Corp. International	7,176	534,325
		1,056,629
Diversified Financial Services — 0.1%
Apollo Global Management Inc.	18,327	1,046,472
Voya Financial Inc.	3,100	186,496
		1,232,968
Electric Utilities — 0.1%
Constellation Energy Corp.	11,824	781,566
NRG Energy Inc.	11,942	450,811
		1,232,377
Electrical Equipment — 0.4%
AMETEK Inc.	14,657	1,810,140
Generac Holdings Inc.(a)(b)	6,058	1,625,361
Hubbell Inc.	2,164	473,959
Plug Power Inc.(a)(b)	48,829	1,042,011
Rockwell Automation Inc.	6,061	1,547,252
		6,498,723
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	29,348	2,263,611
CDW Corp./DE	6,960	1,263,449
Cognex Corp.	16,306	831,280
Corning Inc.	32,211	1,184,076
Keysight Technologies Inc.(a)	17,186	2,794,444
Teledyne Technologies Inc.(a)	4,441	1,738,208
Trimble Inc.(a)	23,475	1,629,869
Zebra Technologies Corp., Class A(a)	4,929	1,763,054
		13,467,991
Energy Equipment & Services — 0.3%
Baker Hughes Co.	49,763	1,278,412
Halliburton Co.	53,593	1,570,275
Schlumberger NV	67,275	2,491,193
		5,339,880
Entertainment — 1.4%
Activision Blizzard Inc.	31,682	2,532,976
Electronic Arts Inc.	16,234	2,130,388
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,457	90,319
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	11,758	796,840
Live Nation Entertainment Inc.(a)	8,588	807,186
Netflix Inc.(a)	27,799	6,251,995
Playtika Holding Corp.(a)(b)	3,590	44,049
Security	Shares	Value

Entertainment (continued)
Roku Inc.(a)(b)	11,246	$736,838
Take-Two Interactive Software Inc.(a)	9,949	1,320,531
Walt Disney Co. (The)(a)	88,409	9,380,195
		24,091,317
Equity Real Estate Investment Trusts (REITs) — 3.6%
Alexandria Real Estate Equities Inc.	6,189	1,026,012
American Campus Communities Inc.	13,089	854,973
American Homes 4 Rent, Class A	27,734	1,050,564
American Tower Corp.	28,307	7,666,385
Apartment Income REIT Corp.	7,503	340,186
AvalonBay Communities Inc.	6,352	1,358,947
Brixmor Property Group Inc.	10,645	246,751
Camden Property Trust	9,995	1,410,295
Crown Castle International Corp.	21,265	3,841,735
CubeSmart(b)	13,479	618,282
Digital Realty Trust Inc.	13,739	1,819,731
Duke Realty Corp.	36,368	2,275,182
EastGroup Properties Inc.	3,914	667,494
Equinix Inc.	8,574	6,033,867
Equity LifeStyle Properties Inc.	11,134	818,572
Equity Residential	13,726	1,075,981
Essex Property Trust Inc.	2,931	839,819
Extra Space Storage Inc.	8,728	1,654,131
Federal Realty Investment Trust	3,353	354,110
Healthpeak Properties Inc.	29,848	824,700
Host Hotels & Resorts Inc.	67,083	1,194,748
Invitation Homes Inc.	57,713	2,252,538
Kilroy Realty Corp.	4,363	236,387
Lamar Advertising Co., Class A	3,128	316,116
Life Storage Inc.	4,884	614,847
Mid-America Apartment Communities Inc.	6,307	1,171,399
Prologis Inc.	45,677	6,054,943
Public Storage	8,695	2,838,135
Realty Income Corp.	22,388	1,656,488
Regency Centers Corp.	8,271	532,901
Rexford Industrial Realty Inc.	15,486	1,012,939
SBA Communications Corp.	10,170	3,414,984
Sun Communities Inc.	11,438	1,875,375
UDR Inc.	17,738	858,519
Welltower Inc.	17,750	1,532,535
Weyerhaeuser Co.	30,642	1,112,917
		61,453,488
Food & Staples Retailing — 1.0%
BJ’s Wholesale Club Holdings Inc.(a)	4,703	318,393
Costco Wholesale Corp.	27,868	15,084,949
Performance Food Group Co.(a)	14,548	723,181
U.S. Foods Holding Corp.(a)	8,586	270,459
		16,396,982
Food Products — 0.3%
Darling Ingredients Inc.(a)	5,504	381,317
Hershey Co. (The)	8,934	2,036,595
Hormel Foods Corp.	12,262	605,007
Lamb Weston Holdings Inc.	8,761	697,901
McCormick & Co. Inc./MD, NVS	12,375	1,080,956
		4,801,776
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	60,307	6,563,814
Abiomed Inc.(a)	4,277	1,253,204
Align Technology Inc.(a)	6,939	1,949,651

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Baxter International Inc.	21,961	$1,288,232
Boston Scientific Corp.(a)	51,484	2,113,418
Cooper Companies Inc. (The)	4,625	1,512,375
DENTSPLY SIRONA Inc.	7,542	272,719
Dexcom Inc.(a)	37,052	3,041,228
Edwards Lifesciences Corp.(a)	58,561	5,887,723
Hologic Inc.(a)	12,668	904,242
IDEXX Laboratories Inc.(a)	7,930	3,165,497
Insulet Corp.(a)(b)	6,507	1,612,435
Intuitive Surgical Inc.(a)	33,809	7,781,817
Novocure Ltd.(a)	8,441	573,904
ResMed Inc.	13,803	3,319,897
STERIS PLC	9,472	2,137,357
Stryker Corp.	12,932	2,777,147
Teleflex Inc.	4,403	1,058,745
		47,213,405
Health Care Providers & Services — 1.5%
agilon health Inc.(a)(b)	4,652	116,440
Chemed Corp.	717	344,942
DaVita Inc.(a)	2,313	194,662
Humana Inc.	4,926	2,374,332
Molina Healthcare Inc.(a)	2,781	911,389
UnitedHealth Group Inc.	40,951	22,209,365
		26,151,130
Health Care Technology — 0.2%
Veeva Systems Inc., Class A(a)	13,200	2,951,256

Hotels, Restaurants & Leisure — 2.6%
Airbnb Inc., Class A(a)	36,021	3,997,611
Booking Holdings Inc.(a)	3,828	7,409,821
Caesars Entertainment Inc.(a)(b)	20,120	919,283
Chipotle Mexican Grill Inc.(a)	2,638	4,126,412
Choice Hotels International Inc.	3,089	373,367
Churchill Downs Inc.	3,213	674,087
Darden Restaurants Inc.	5,279	657,183
Domino’s Pizza Inc.	3,381	1,325,724
Expedia Group Inc.(a)	6,505	689,855
Hilton Worldwide Holdings Inc.	26,246	3,361,325
Marriott International Inc./MD, Class A	25,903	4,113,915
McDonald’s Corp.	26,531	6,987,470
MGM Resorts International(b)	33,188	1,086,243
Royal Caribbean Cruises Ltd.(a)	11,820	457,552
Starbucks Corp.	48,325	4,096,994
Vail Resorts Inc.	3,808	902,991
Wyndham Hotels & Resorts Inc.	8,645	600,049
Yum! Brands Inc.	26,896	3,295,836
		45,075,718
Household Durables — 0.1%
DR Horton Inc.	13,846	1,080,403
Garmin Ltd.	5,280	515,434
NVR Inc.(a)	169	742,434
		2,338,271
Household Products — 0.1%
Church & Dwight Co. Inc.	15,157	1,333,361

Insurance — 1.2%
Alleghany Corp.(a)	632	529,287
Aon PLC, Class A	9,106	2,650,210
Arch Capital Group Ltd.	14,486	643,179
Arthur J Gallagher & Co.	12,589	2,253,305
Security	Shares	Value

Insurance (continued)
Assurant Inc.	470	$82,617
Brown & Brown Inc.	22,167	1,443,072
Cincinnati Financial Corp.	8,421	819,700
Erie Indemnity Co., Class A, NVS	1,180	239,965
Everest Re Group Ltd.	1,793	468,601
Loews Corp.	8,035	468,039
Markel Corp.(a)	772	1,001,392
Marsh & McLennan Companies Inc.	24,746	4,057,354
Progressive Corp. (The)	31,487	3,622,894
W R Berkley Corp.	12,585	786,940
Willis Towers Watson PLC	6,444	1,333,521
		20,400,076
Interactive Media & Services — 6.3%
Alphabet Inc., Class A(a)	387,380	45,060,041
Alphabet Inc., Class C, NVS(a)	355,220	41,432,861
IAC/InterActiveCorp.(a)	3,036	207,966
Match Group Inc.(a)	27,016	1,980,543
Meta Platforms Inc, Class A(a)	81,567	12,977,310
Pinterest Inc., Class A(a)	53,938	1,050,712
Snap Inc., Class A, NVS(a)	102,467	1,012,374
Twitter Inc.(a)	71,978	2,995,004
ZoomInfo Technologies Inc.(a)(b)	28,394	1,075,849
		107,792,660
Internet & Direct Marketing Retail — 6.9%
Amazon.com Inc.(a)	824,121	111,215,129
DoorDash Inc., Class A(a)(b)	15,665	1,092,634
Etsy Inc.(a)	11,929	1,237,276
MercadoLibre Inc.(a)(b)	4,375	3,559,981
		117,105,020
IT Services — 6.9%
Accenture PLC, Class A	37,414	11,458,412
Akamai Technologies Inc.(a)	8,850	851,547
Automatic Data Processing Inc.	25,546	6,159,652
Block Inc.(a)	47,479	3,611,253
Broadridge Financial Solutions Inc.	11,114	1,784,353
Cloudflare Inc., Class A(a)	26,396	1,328,247
Concentrix Corp.	2,524	337,610
EPAM Systems Inc.(a)	5,414	1,890,839
Fiserv Inc.(a)	20,895	2,208,184
FleetCor Technologies Inc.(a)	4,515	993,706
Gartner Inc.(a)	7,621	2,023,223
Genpact Ltd.	6,837	328,723
Global Payments Inc.	13,526	1,654,500
GoDaddy Inc., Class A(a)	15,181	1,126,127
Jack Henry & Associates Inc.	6,840	1,421,147
Mastercard Inc., Class A	80,885	28,616,304
MongoDB Inc. (a)	6,399	1,999,496
Okta Inc.(a)	14,150	1,393,067
Paychex Inc.	19,754	2,534,043
PayPal Holdings Inc.(a)	68,210	5,902,211
Snowflake Inc., Class A(a)	22,857	3,426,493
SS&C Technologies Holdings Inc.	8,049	476,259
Twilio Inc., Class A(a)	16,128	1,367,654
VeriSign Inc.(a)	8,943	1,691,658
Visa Inc., Class A(b)	155,003	32,877,686
		117,462,394
Leisure Products — 0.1%
Hasbro Inc.	6,134	482,868

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Mattel Inc.(a)	16,093	$373,358
		856,226
Life Sciences Tools & Services — 3.4%
Agilent Technologies Inc.	28,296	3,794,494
Avantor Inc.(a)	57,771	1,676,514
Bio-Rad Laboratories Inc., Class A(a)	2,033	1,145,107
Bio-Techne Corp.	3,683	1,418,986
Bruker Corp.	9,383	643,205
Charles River Laboratories International Inc.(a)(b)	4,768	1,194,575
Danaher Corp.	60,948	17,764,513
Illumina Inc.(a)	14,820	3,211,198
IQVIA Holdings Inc.(a)	9,798	2,354,165
Mettler-Toledo International Inc.(a)	2,140	2,888,422
PerkinElmer Inc.	11,947	1,829,922
Repligen Corp.(a)(b)	4,838	1,032,236
Syneos Health Inc.(a)	3,426	271,134
Thermo Fisher Scientific Inc.	23,449	14,032,116
Waters Corp.(a)	5,703	2,076,063
West Pharmaceutical Services Inc.	7,003	2,405,951
		57,738,601
Machinery — 1.5%
AGCO Corp.	1,980	215,662
Caterpillar Inc.	15,712	3,114,904
Deere & Co.	13,333	4,575,619
Dover Corp.	6,846	915,173
Fortive Corp.	16,511	1,064,134
Graco Inc.	15,884	1,066,769
IDEX Corp.	7,132	1,488,805
Illinois Tool Works Inc.	8,284	1,721,084
Ingersoll Rand Inc.	38,451	1,914,860
Lincoln Electric Holdings Inc.	3,678	520,216
Middleby Corp. (The)(a)	2,492	360,568
Nordson Corp.	5,059	1,168,578
Otis Worldwide Corp.	21,123	1,651,185
PACCAR Inc.	11,181	1,023,285
Parker-Hannifin Corp.	4,768	1,378,381
Pentair PLC	5,304	259,313
Toro Co. (The)	5,656	486,359
Westinghouse Air Brake Technologies Corp.	7,034	657,468
Xylem Inc./NY	16,902	1,555,491
		25,137,854
Media — 0.3%
Cable One Inc.	250	344,170
Charter Communications Inc., Class A(a)	4,900	2,117,290
Liberty Broadband Corp., Class A, NVS(a)	1,970	212,622
Liberty Broadband Corp., Class C (a)	12,407	1,351,495
Sirius XM Holdings Inc.(b)	53,090	354,641
		4,380,218
Metals & Mining — 0.3%
Freeport-McMoRan Inc.	79,644	2,512,768
Nucor Corp.	12,244	1,662,735
Royal Gold Inc.	6,161	645,488
Southern Copper Corp.	3,141	156,422
		4,977,413
Multi-Utilities — 0.1%
CMS Energy Corp.	11,757	808,059

Multiline Retail — 0.3%
Dollar Tree Inc.(a)	12,435	2,056,252
Security	Shares	Value

Multiline Retail (continued)
Target Corp.	21,793	$3,560,540
		5,616,792
Oil, Gas & Consumable Fuels — 0.9%
APA Corp.	17,655	656,236
Cheniere Energy Inc.	22,298	3,335,335
ConocoPhillips	60,559	5,900,263
Coterra Energy Inc.	47,845	1,463,579
EQT Corp.	16,538	728,168
Hess Corp.	9,037	1,016,391
New Fortress Energy Inc.	3,898	190,885
ONEOK Inc.	17,551	1,048,497
Targa Resources Corp.	7,643	528,208
Texas Pacific Land Corp.	581	1,065,467
		15,933,029
Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	17,465	4,769,691
Olaplex Holdings Inc.(a)(b)	7,023	120,796
		4,890,487
Pharmaceuticals — 1.8%
Catalent Inc.(a)	16,964	1,918,629
Elanco Animal Health Inc.(a)	44,493	901,428
Eli Lilly & Co.	59,096	19,483,360
Zoetis Inc.	44,324	8,091,346
		30,394,763
Professional Services — 0.7%
Booz Allen Hamilton Holding Corp.	6,194	594,500
Clarivate PLC(a)	36,607	530,435
CoStar Group Inc.(a)	37,184	2,699,187
Dun & Bradstreet Holdings Inc.(a)	5,053	79,635
Equifax Inc.	11,481	2,398,496
Jacobs Engineering Group Inc.	5,809	797,576
Robert Half International Inc.	5,168	408,996
TransUnion	18,248	1,445,789
Verisk Analytics Inc.	14,909	2,836,437
		11,791,051
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	10,928	935,656
Zillow Group Inc., Class A, NVS(a)	3,383	118,405
Zillow Group Inc., Class C (a)(b)	15,373	536,210
		1,590,271
Road & Rail — 0.7%
AMERCO	483	259,410
Avis Budget Group Inc.(a)	1,758	320,009
CSX Corp.	76,168	2,462,511
JB Hunt Transport Services Inc.	7,867	1,441,785
Knight-Swift Transportation Holdings Inc.	7,674	421,686
Lyft Inc., Class A(a)	14,926	206,874
Norfolk Southern Corp.	7,097	1,782,554
Old Dominion Freight Line Inc.	8,618	2,615,649
Uber Technologies Inc.(a)	92,866	2,177,708
		11,688,186
Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices Inc.(a)	152,629	14,418,862
Analog Devices Inc.	18,470	3,176,101
Applied Materials Inc.	45,314	4,802,378
Broadcom Inc.	17,230	9,226,320
Enphase Energy Inc.(a)	12,753	3,624,148
Entegris Inc.	14,018	1,540,578

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
First Solar Inc.(a)	4,207	$417,208
KLA Corp.	8,273	3,173,026
Lam Research Corp.	6,748	3,377,441
Lattice Semiconductor Corp.(a)	12,917	794,396
Marvell Technology Inc.	80,157	4,463,142
Microchip Technology Inc.	35,061	2,414,300
Micron Technology Inc.	50,578	3,128,755
Monolithic Power Systems Inc.	4,152	1,929,517
Nvidia Corp.	235,843	42,836,164
NXP Semiconductors NV	11,685	2,148,638
ON Semiconductor Corp.(a)(b)	40,777	2,723,088
Qorvo Inc.(a)	4,243	441,569
Qualcomm Inc.	61,094	8,862,296
Skyworks Solutions Inc.	4,885	531,879
SolarEdge Technologies Inc.(a)	5,227	1,882,400
Teradyne Inc.	15,035	1,516,881
Texas Instruments Inc.	43,875	7,848,799
Wolfspeed Inc.(a)	4,476	372,851
		125,650,737
Software — 18.7%
Adobe Inc.(a)	44,502	18,251,160
Ansys Inc.(a)	8,226	2,294,972
AppLovin Corp., Class A(a)(b)	3,497	124,283
Aspen Technology Inc.(a)	2,629	536,553
Autodesk Inc.(a)	20,503	4,435,209
Avalara Inc.(a)	8,244	720,690
Bentley Systems Inc., Class B	17,611	697,396
Bill.com Holdings Inc.(a)	8,711	1,176,682
Black Knight Inc.(a)	14,639	961,489
Cadence Design Systems Inc.(a)	25,984	4,835,103
Ceridian HCM Holding Inc.(a)	12,895	706,259
Citrix Systems Inc.	6,510	660,179
Crowdstrike Holdings Inc., Class A(a)	20,115	3,693,114
Datadog Inc., Class A(a)	24,171	2,465,684
DocuSign Inc.(a)	18,761	1,200,329
Dynatrace Inc.(a)	18,502	696,230
Elastic NV(a)	6,844	546,767
Fair Isaac Corp.(a)	2,434	1,124,581
Five9 Inc.(a)	6,527	705,699
Fortinet Inc.(a)	62,795	3,745,722
Guidewire Software Inc.(a)(b)	3,180	247,150
HubSpot Inc.(a)	4,259	1,311,772
Intuit Inc.	26,638	12,151,456
Manhattan Associates Inc.(a)	5,922	833,048
Microsoft Corp.	704,418	197,758,309
Palantir Technologies Inc., Class A(a)	153,464	1,588,352
Palo Alto Networks Inc.(a)(b)	9,278	4,630,650
Paycom Software Inc.(a)	4,522	1,494,476
Paylocity Holding Corp.(a)	3,726	767,295
PTC Inc.(a)	9,882	1,219,241
RingCentral Inc., Class A(a)	8,110	401,364
Roper Technologies Inc.	6,285	2,744,471
Salesforce Inc.(a)	93,577	17,220,040
ServiceNow Inc.(a)	18,882	8,433,834
Splunk Inc.(a)	15,104	1,569,457
Synopsys Inc.(a)	14,419	5,298,982
Trade Desk Inc. (The), Class A(a)	41,809	1,881,405
Tyler Technologies Inc.(a)	3,895	1,554,105
UiPath Inc., Class A(a)	26,229	480,778
Unity Software Inc.(a)(b)	15,556	581,639
Security	Shares	Value

Software (continued)
VMware Inc., Class A	7,071	$821,650
Workday Inc., Class A(a)	18,750	2,908,125
Zendesk Inc.(a)	11,501	867,405
Zoom Video Communications Inc., Class A(a)	21,459	2,228,732
Zscaler Inc.(a)	7,545	1,169,928
		319,741,765
Specialty Retail — 1.9%
Advance Auto Parts Inc.	2,752	532,842
AutoZone Inc.(a)	1,131	2,417,388
Bath & Body Works Inc.	7,118	252,974
Burlington Stores Inc.(a)(b)	6,205	875,712
CarMax Inc.(a)(b)	7,112	707,929
Five Below Inc.(a)(b)	5,208	661,781
Floor & Decor Holdings Inc., Class A(a)(b)	9,937	800,624
GameStop Corp., Class A(a)(b)	10,584	359,962
Home Depot Inc. (The)	34,774	10,464,888
Lithia Motors Inc.(b)	1,344	356,536
Lowe’s Companies Inc.(b)	26,630	5,100,444
O’Reilly Automotive Inc.(a)	2,804	1,972,866
RH(a)	840	234,721
Ross Stores Inc.	22,835	1,855,572
TJX Companies Inc. (The)	49,477	3,026,013
Tractor Supply Co.	6,234	1,193,686
Ulta Beauty, Inc.(a)	4,940	1,921,215
Williams-Sonoma Inc.	2,911	420,407
		33,155,560
Technology Hardware, Storage & Peripherals — 9.6%
Apple Inc.	994,699	161,648,535
NetApp Inc.	7,462	532,264
Pure Storage Inc., Class A(a)(b)	26,332	746,512
		162,927,311
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.(a)	4,821	234,686
Deckers Outdoor Corp.(a)	2,558	801,191
Lululemon Athletica Inc.(a)	10,988	3,411,884
Nike Inc., Class B	119,500	13,732,940
VF Corp.	30,614	1,367,834
		19,548,535
Trading Companies & Distributors — 0.3%
Fastenal Co.	32,423	1,665,245
United Rentals Inc.(a)	3,449	1,112,889
Watsco Inc.	1,928	528,175
WW Grainger Inc.	2,405	1,307,190
		4,613,499
Water Utilities — 0.1%
American Water Works Co. Inc.	10,588	1,645,799
Essential Utilities Inc.	12,880	668,987
		2,314,786
Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	39,237	5,613,245

Total Long-Term Investments — 99.8%
(Cost: $1,458,854,915)		1,701,562,487

Short-Term Securities

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(c)(d)(e)	39,940,334	39,936,340

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Growth ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(c)(d)	3,250,000	$3,250,000

Total Short-Term Securities — 2.5%
(Cost: $43,180,973)		43,186,340

Total Investments in Securities — 102.3%
(Cost: $1,502,035,888)		1,744,748,827

Liabilities in Excess of Other Assets — (2.3)%		(39,095,320)

Net Assets — 100.0%		$1,705,653,507

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$31,914,376	$8,018,194	(a)	$—	$3,832	$(62)	$39,936,340	39,940,334	$55,938	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,207,000	43,000	(a)	—	—	—	3,250,000	3,250,000	8,271		—
					$3,832	$(62)	$43,186,340		$64,209		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector	4	09/16/22	$296	$7,592
Nasdaq 100 E-Mini Index	14	09/16/22	3,632	370,471
				$378,063

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Growth ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,701,562,487	$—	$—	$1,701,562,487
Money Market Funds	43,186,340	—	—	43,186,340
	$1,744,748,827	$—	$—	$1,744,748,827
Derivative financial instruments(a)
Assets
Futures Contracts	$378,063	$—	$—	$378,063

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust